Property, Plant and Equipment - Summary of Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2024
Buildings and Other Outside Improvements [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Buildings and Other Outside Improvements [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Leasehold Improvements [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Office Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Laboratory Equipment [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Laboratory Equipment [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years